Related party transactions - Summary (Details) - CAD ($)		12 Months Ended
	Nov. 01, 2018	Mar. 29, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Disclosure of transactions between related parties [line items]
Expenses incurred with related parties		$ 1,700,000	$ 1,000,000	$ 1,300,000
Amounts payable, related party transactions		400,000	100,000
Lease liabilities		227,900,000	0		$ 150,800,000
Disclosure of transactions between related parties [abstract]
Short term employee benefits		9,100,000	13,200,000	10,400,000
Long term employee benefits		100,000	100,000	0
Termination benefits		0	0	200,000
Share-based compensation		5,900,000	2,900,000	1,600,000
Compensation expense		15,100,000	16,200,000	$ 12,200,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions		0	0
Lease liabilities		5,300,000
Operating costs, leases and other		1,400,000	$ 600,000
Purchases of goods, related party transactions		$ 3,000,000
Baffin Inc.
Disclosure of transactions between related parties [line items]
Liabilities incurred	$ 3,000,000
Amortization period of acquisition-related costs	2 years